Other Net Income - Summary of Other Net Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other operating income [Line Items]
Government grants	¥ 3,075	¥ 2,837	¥ 2,331
Gains/(losses)on disposal of property, plant and equipment and construction in progress	989	557	312
Others	384	441	635
Other net income	4,448	3,835	3,278
Aircraft and spare engines and relating construction in progress [member]
Disclosure of other operating income [Line Items]
Gains/(losses)on disposal of property, plant and equipment and construction in progress	960	523	414
Other property, plant and equipment [member]
Disclosure of other operating income [Line Items]
Gains/(losses)on disposal of property, plant and equipment and construction in progress	¥ 29	¥ 34	¥ (102)